Note 5 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Property, Plant and Equipment [Table Text Block]
	December 31,
(in thousands)	201 5	201 4
Laboratory equipment	$4,865	$2,815
Leasehold improvements	2,812	2,869
Office equipment, furniture and fixtures	2,898	2,603
Software	1,286	1,065
Specialized shipping containers	2,177	1,088
Property and equipment	14,038	10,440
Less accumulated depreciation	(7,754)	(5,903)
Property and equipment, net	$6,284	$4,537